Segment Disclosures	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Disclosures
Segment Disclosures

Our reportable segments are strategic business units that offer different products and services. Our segments are managed separately because each segment requires different marketing strategies and business knowledge. Management evaluates performance based on segment operating margin, which includes revenue from affiliates and external customers, operating expenses, cost of product sales and earnings of non-controlled entities.

We believe that investors benefit from having access to the same financial measures used by management. Operating margin, which is presented in the following tables, is an important measure used by management to evaluate the economic performance of our core operations. Operating margin is not a GAAP measure, but the components of operating margin are computed using amounts that are determined in accordance with GAAP. A reconciliation of operating margin to operating profit, which is its nearest comparable GAAP financial measure, is included in the tables below. Operating profit includes depreciation, amortization and impairment expense and G&A expense that management does not consider when evaluating the core profitability of our separate operating segments.

During 2018, we adopted ASC 606, Revenue from Contracts with Customers. Amounts from 2017 reflected in the following tables have not been adjusted and continue to be reflected in accordance with our historical accounting. Refer to Note 4 – Revenue for further details.

	Year Ended December 31, 2017
	(in thousands)
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation and terminals revenue	$1,261,012	$474,166	$(3,403)	$1,731,775
Product sales revenue	723,153	35,053	—	758,206
Affiliate management fee revenue	3,730	13,950	—	17,680
Total revenue	1,987,895	523,169	(3,403)	2,507,661
Operating expenses	459,440	127,215	(8,677)	577,978
Cost of product sales	594,292	41,325	—	635,617
(Earnings) losses of non-controlled entities	(821)	(120,173)	—	(120,994)
Operating margin	934,984	474,802	5,274	1,415,060
Depreciation, amortization and impairment expense	139,840	51,516	5,274	196,630
G&A expenses	122,127	43,590	—	165,717
Operating profit	$673,017	$379,696	$—	$1,052,713
Additions to long-lived assets	$391,955	$172,732		$564,687

	As of December 31, 2017
Segment assets	$4,279,700	$2,908,535		$7,188,235
Corporate assets				206,140
Total assets				$7,394,375
Goodwill	$41,178	$12,082		$53,260
Investments in non-controlled entities	$121,479	$961,032		$1,082,511

	Year Ended December 31, 2018
	(in thousands)
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation and terminals revenue	$1,316,616	$566,063	$(3,691)	$1,878,988
Product sales revenue	880,453	46,767	—	927,220
Affiliate management fee revenue	5,533	14,832	—	20,365
Total revenue	2,202,602	627,662	(3,691)	2,826,573
Operating expenses	486,596	172,478	(9,638)	649,436
Cost of product sales	660,185	44,128	—	704,313
Earnings of non-controlled entities	(18,884)	(162,233)	—	(181,117)
Operating margin	1,074,705	573,289	5,947	1,653,941
Depreciation, amortization and impairment expense	202,047	57,083	5,947	265,077
G&A expenses	140,333	53,950	—	194,283
Operating profit	$732,325	$462,256	$—	$1,194,581
Additions to long-lived assets	$357,359	$148,995		$506,354

	As of December 31, 2018
Segment assets	$4,687,351	$2,803,895		$7,491,246
Corporate assets				256,291
Total assets				$7,747,537
Goodwill	$41,178	$12,082		$53,260
Investments in non-controlled entities	$292,820	$783,486		$1,076,306

	Year Ended December 31, 2019
	(in thousands)
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation and terminals revenue	$1,355,682	$620,365	$(5,417)	$1,970,630
Product sales revenue	707,812	28,280	—	736,092
Affiliate management fee revenue	6,719	14,471	—	21,190
Total revenue	2,070,213	663,116	(5,417)	2,727,912
Operating expenses	471,743	173,261	(10,923)	634,081
Cost of product sales	591,228	28,051	—	619,279
Other operating (income) expense	(10,185)	7,210	—	(2,975)
Earnings of non-controlled entities	(8,070)	(160,891)	—	(168,961)
Operating margin	1,025,497	615,485	5,506	1,646,488
Depreciation, amortization and impairment expense	174,096	66,532	5,506	246,134
G&A expenses	140,735	55,915	—	196,650
Operating profit	$710,666	$493,038	$—	$1,203,704
Additions to long-lived assets	$805,902	$74,235		$880,137

	As of December 31, 2019
Segment assets	$5,411,920	$2,894,733		$8,306,653
Corporate assets				131,076
Total assets				$8,437,729
Goodwill	$41,178	$12,082		$53,260
Investments in non-controlled entities	$422,384	$818,167		$1,240,551